Financial instruments and risk management - Net investment hedge (Details) - Dec. 31, 2024 € in Millions, $ in Millions	USD ($)	EUR (€)
Currency risk | Net investment hedge | EUR corporate bond
Disclosure of detailed information about hedged items [line items]
Hedging instrument, liabilities	$ 520	€ 500